Earnings/(losses) per share (Antidilutive Securities Excluded From Dilutive Net Loss Per Share) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share options
Antidilutive securities excluded from computation of EPS
Anti-dilutive securities excluded from calculation of earnings per share	2,016,482	1,098,037